Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Acquisitions, Divestures and Exchanges

Note 6 Acquisitions, Divestitures and Exchanges

Divestiture Transaction

On May 16, 2013, pursuant to a Purchase and Sale Agreement, U.S. Cellular sold customers and certain PCS spectrum licenses to subsidiaries of Sprint Corp. fka Sprint Nextel Corporation (“Sprint”) in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.”

These agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.  As of December 31, 2015, U.S. Cellular had received a cumulative total of $111.6 million pursuant to the Sprint Cost Reimbursement.  Sprint Cost Reimbursement totaling $30.0 million, $71.1 million and $10.6 million had been received and recorded in Cash received from divestitures and exchanges in the Consolidated Statement of Cash Flows in 2015, 2014, and 2013, respectively.

As a result of the Divestiture Transaction, TDS recognized gains of $6.0 million, $29.3 million and $302.0 million in (Gain) loss on sale of business and other exit costs, net, in 2015, 2014 and 2013, respectively.

Other Acquisitions, Divestitures and Exchanges

  In 2015, TDS sold certain Wireline markets for $25.6 million, including working capital adjustments, and recognized aggregated gains of $9.5 million.
  In March 2015, U.S. Cellular exchanged certain of its unbuilt PCS licenses for certain other PCS licenses located in U.S. Cellular’s existing operating markets and $117.0 million of cash.  As of the transaction date, the licenses received in the transaction had an estimated fair value, per a market approach, of $43.5 million.  A gain of $125.2 million was recorded in (Gain) loss on license sales and exchanges, net in the Consolidated Statement of Operations in the first quarter of 2015.
  U.S. Cellular participated in Auction 97 indirectly through its limited partnership interest in Advantage Spectrum.  Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate winning bid of $338.3 million, after its expected designated entity discount of 25%.  Advantage Spectrum’s bid amount, less the upfront payment of $60.0 million paid in 2014, was paid to the FCC in March 2015.  These licenses have not yet been granted by the FCC.  See Note 14 — Variable Interest Entities for additional information.
  In December 2014, U.S. Cellular entered into an agreement with a third party to sell 595 towers and certain related contracts, assets, and liabilities for $159.0 million.  This agreement and related transactions are referred to as the “Tower Sale” and were accomplished in two closings.  The first closing occurred in December 2014 and included the sale of 236 towers, without tenants, for $10.0 million.  On this same date, U.S. Cellular received $7.5 million in earnest money.  At the time of the first closing, a $4.7 million gain was recorded.  The second closing for the remaining 359 towers, primarily with tenants, took place in January 2015, at which time U.S. Cellular received $141.8 million in additional cash proceeds and TDS recorded a gain of $120.2 million in (Gain) loss on sale of business and other exit costs, net.
  In September 2014, U.S. Cellular entered into an agreement with a third party to exchange certain PCS and AWS licenses for certain other PCS and AWS licenses and $28.0 million of cash.  This license exchange was accomplished in two closings.  The first closing occurred in December 2014 at which time U.S. Cellular transferred licenses to the counterparty with a net book value of $11.5 million, received licenses with an estimated fair value, per a market approach, of $51.5 million, recorded a $21.7 million gain and recorded an $18.3 million deferred credit in Other current liabilities. The license that was transferred to the counterparty in the second closing had a net book value of $22.2 million.  The second closing occurred in July 2015.  At the time of the second closing, U.S. Cellular received $28.0 million in cash and recognized the deferred credit from the first closing, resulting in a total gain of $24.0 million recorded on this part of the license exchange.
  In September 2014, TDS acquired substantially all of the assets of a group of companies operating as BendBroadband, headquartered in Bend, Oregon for $260.7 million in cash.  BendBroadband is a full-service communications company, offering an extensive range of broadband, fiber connectivity, cable television and telephone services for commercial and residential customers in Central Oregon.  As part of the agreement, TDS also acquired a Tier III data center providing colocation and managed services and a cable advertising and broadcast business.  BendBroadband service offerings complement the current portfolio of products offered through TDS Telecom businesses.  Goodwill was recorded due primarily to the expectation of future growth and synergies in Cable segment operations.  The operations of the data center are included in the HMS segment.  The operations of the cable and the advertising and broadcast businesses are included in the Cable segment.
  In May 2014, U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm Communications Inc. (“Airadigm”), a wholly-owned subsidiary of TDS.  In September 2014, pursuant to the License Purchase and Customer Recommendation Agreement, Airadigm transferred FCC spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, to U.S. Cellular for $91.5 million in cash (the “Airadigm Transaction”).  Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm’s net book value of $15.2 million.
  In March 2014, U.S. Cellular sold the majority of its St. Louis area non-operating market spectrum license for $92.3 million.  A gain of $75.8 million was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
  In February 2014, U.S. Cellular completed an exchange whereby U.S. Cellular received one E block PCS spectrum license covering Milwaukee, WI in exchange for one D block PCS spectrum license covering Milwaukee, WI.  The exchange of licenses provided U.S. Cellular with spectrum to meet anticipated future capacity and coverage requirements.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, TDS recognized a gain of $15.7 million, representing the difference between the $15.9 million fair value of the license surrendered, calculated using a market approach valuation method, and the $0.2 million carrying value of the license surrendered.  This gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
  In October 2013, TDS acquired 100% of the outstanding shares of MSN Communications, Inc. (“MSN”) for $43.6 million in cash.  MSN is an information technology solutions provider whose service offerings complement the HMS portfolio of products.  MSN is included in the HMS segment for reporting purposes.
  In October 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million.  At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
  In August 2013, TDS Telecom acquired substantially all of the assets of Baja Broadband, LLC (“Baja”) for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers broadband, video and voice services, which complement the TDS Telecom portfolio of products.  Baja is included in the Cable segment for reporting purposes.

TDS' acquisitions in 2015 and 2014 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price[1]	Goodwill[2]	Licenses	Franchise Rights	Intangible Assets Subject to Amortization[3]	Net Tangible Assets/(Liabilities)
(Dollars in thousands)
2015
U.S. Cellular licenses[4]	$345,807	$–	$345,807	$–	$–	$–
Total	$345,807	$–	$345,807	$–	$–	$–

2014
U.S. Cellular licenses	$41,707	$–	$41,707	$–	$–	$–
TDS Telecom cable business	273,789	33,610	2,703	120,979	14,056	102,441
Total	$315,496	$33,610	$44,410	$120,979	$14,056	$102,441

[1]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

[2]	The entire amount of Goodwill acquired in 2014 was amortizable for income tax purposes.

[3]	In 2014, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was 4.6 years for TDS Telecom's cable business.

[4]	Includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in Auction 97. These licenses have not yet been granted by the FCC.

TDS did not have any assets or liabilities classified as held for sale at December 31, 2015.  At December 31, 2014, the following assets and liabilities were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$–	$–	$56,809	$–	$–	$56,809
Sale of Business - Towers	1,472	773	–	4,344	31,770	38,359
Divestiture of Wireline markets	215	2	–	4,100	3,858	8,175
Total	$1,687	$775	$56,809	$8,444	$35,628	$103,343

	Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$3,607	$17,641	$21,248
Divestiture of Wireline markets	218	177	395
Total	$3,825	$17,818	$21,643